Equity Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Equity Transactions
Equity Transactions

The Company has 37,503,000,000 common shares authorized with a par value of $ 0.001 per share.

The Company has 10,000,000 preferred shares authorized with a par value of $ 0.001 per share.

On July 18, 2013, the Company designated, from the 10,000,000 authorized shares of preferred stock, 6,000,000 shares of Series “A” Preferred Stock. The Series “A” Preferred Stock has voting rights of 100 votes per share and votes with common shares as a single class.

On July 18, 2013, the Company granted 6,000,000 Series “A” Preferred shares and 82,767,038 common shares for the intellectual property. The common and preferred shares were valued at a total of $123,973.

On July 19, 2013, our new officer/director agreed to cancel 500,255,434 common shares and returned them to treasury. Certain other shareholders also agreed to cancel 262,521,000 common shares.

On September 5, 2013, the Company increased the authorized common shares from 90,000,000 to 37,503,000,000. Correspondingly, the Company affirmed a forward split of 416.7 for 1 in which each shareholder was issued 416.7 common shares for each share held. All share and per share date included in these financial statements has been retrospectively adjusted to account for the stock split.

On October 29, 2013, the Company granted 250,000 units at $0.30 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.50 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On December 11, 2013, the Company granted 250,000 units at $0.30 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.50 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On March 10, 2014, the Company issued 83,334 units at $0.30 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.50 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

The following is a summary of the inputs used to determine the value of the warrants issued in connection with common stock using the Black-Scholes option pricing model.

Date	October 29, 2013	December 11, 2013	March 10, 2014
Warrants	250,000	250,000	83,334
Stock price on grant date	$0.30	$0.02	$0.02
Exercise price	$0.50	$0.50	$0.50
Expected life	1 year	1 year	1 year
Volatility	147%	64%	65%
Risk-free rate	0.12%	0.11%	0.13%
Calculated value	$10,473	$0	$0
Fair value allocation of proceeds	$7,381	$0	$0

On April 4, 2014, the Company issued 83,334 units at $0.30 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.50 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On April 24, 2014, the Company issued 1,000,000 units at $0.25 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.35 and a three year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On July 10, 2014, the Company issued 700,000 units at $0.043 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.15 and a three year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On July 29, 2014, the Company issued 700,000 units at $0.05 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.15 and a three year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On June 9, 2014, the Company issued 90,000,000 units at $0.0002 per unit. Each unit consisted of one common stock warrant with an exercise price of $0.0002 and a five year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

The following is a summary of the inputs used to determine the value of the warrants issued in connection with common stock using the Black-Scholes option pricing model.

Date	April 4, 2014	April 24, 2014	July 10, 2014	July 29, 2014	June 9, 2015
Warrants	83,334	1,000,000	700,000	700,000	90,000,000
Stock price on grant date	$0.199	$0.252	$0.037	$0.037	$0.0002
Exercise price	$0.50	$0.35	$0.15	$0.15	$0.0002
Expected life	1 year	3 year	3 year	3 year	5 year
Volatility	113%	76%	119%	119%	98%
Risk-free rate	0.12%	0.84%	0.96%	0.98%	1.74%
Calculated value	$3,181	$104,416	$12,130	$12,102	$13,259
Fair value allocation of proceeds	$2,822	$73,653	$8,637	$8,992	$13,259

The following is a summary of the warrant activity for the period from April 1, 2013 to June 30, 2015:

	Number of warrants	Weighted average exercise price
Outstanding, April 1, 2013	-	$0.00
Granted	583,334	$0.50
Exercised	-	-
Outstanding, March 31, 2014	583,334	$0.50
Granted	2,483,334	$0.24
Exercised	-	-
Outstanding, March 31, 2015	3,066,668	$0.29
Granted	90,000,000	$0.0002
Exercised	-	-
Outstanding, June 30, 2015	93,066,668	$0.0097

On May 7, 2014, the Company granted 2,500,000 shares to a consultant for prior services rendered. The Company had accrued $300,000 for these services as of March 31, 2014.

On June 16, 2014, the Company issued 1,469,000 shares of common stock for stock deposits of $147,050. The Company had received the deposits during the year ended March 31, 2014.

On July 1, 2014, the Company granted 1,000,000 shares to a professional for prior legal services rendered. The Company had accrued $30,000 for these services as of June 30, 2014. The shares were valued on the grant date at the fair market value of $60,000 resulting in a loss on the issuance of shares of $30,000.

On October 6, 2014, the Company entered into an Asset Assignment Agreement (the “Assignment Agreement”) with Imagic, LLC, a related party, and its principals to acquire certain assets including a US Patent entitled “Compositions and methods of use of Phorbol Esters for the treatment of Hodgkin’s Lymphoma”, and all related intellectual property, inventions and trade secrets, data and clinical study results. In consideration for the intellectual property the Company issued 220,792,028 common shares. These shares were valued at a total of $7,904,355; however, since the asset was acquired from a related party the Company valued the asset at the cost of the asset to the related party, $82,120, and treated the excess value of $7,822,235 as a deemed dividend reducing additional paid in capital.

Also on October 6, 2014, the Board of Directors approved the issuance of 8,000,000 shares of common stock to the CEO and 4,000,000 shares of common stock to the Company’s attorney as bonuses. The shares were valued based on the closing stock price on the grant date for a total value of $429,600.

On November 19, 2105, the Company entered into an agreement with an unrelated vendor to provide six months of consulting services in exchange for 500,000 shares of common stock. The shares were valued based on the closing stock price on the grant date for a total value of $6,450. The entire contract was expensed as of March 31, 2015.

On August 13, 2014, the Company entered into an investment agreement with an investor to invest up to $4,000,000 to purchase the Company’s common stock. The price per share for each investment is determined by the lesser of: (1) 65% of the lowest traded price of the Company’s common stock during the ten consecutive trading days prior to the drawdown notice date or (2) 65% of the closing bid price on the day before the drawdown notice is submitted. During the year ended March 31, 2015, the Company issued 79,961,892 shares of common stock to this investor for total proceeds of $220,000.

On April 22, 2015, the Company sold 10,038,108 shares of common stock for $5,405 in cash, which was paid directly to a vendor for accounts payable.

On June 25, 2015, the Company sold 154,245,477 shares of common stock for $10,797 in cash, of which $3,750 was paid directly to professionals in connection with the expenses of that sale, and $7,047 was retained by the Company.

During the year ended March 31, 2015 and the period ended June 30, 2015, the Company received, as listed, conversion notices from various note holders. The Company issued the following common shares to satisfy the conversion of the following debt and interest:

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
September 22, 2014	$12,000	550,459	$0.0218
October 1, 2014	$12,000	648,649	$0.0185
October 8, 2014	$9,000	505,618	$0.0178
October 16, 2014	$6,000	454,545	$0.0132
October 29, 2014	$15,000	1,250,000	$0.0120
November 3, 2014	$10,000	819,672	$0.0122
November 7, 2014	$12,000	1,188,119	$0.0101
November 19, 2014	$18,120	2,831,250	$0.0064
December 8, 2014	$15,000	3,488,372	$0.0043
December 15, 2014	$12,000	4,285,714	$0.0028
December 26, 2014	$17,200	7,478,261	$0.0023
February 11, 2015	$29,900	74,750,000	$0.0004
February 12, 2015	$17,333	37,356,055	$0.00046
February 13, 2015	$17,894	37,280,000	$0.00048
February 15, 2015	$35,730	73,924,324	$0.00048
February 17, 2015	$17,003	36,643,945	$0.00046
February 23, 2015	$20,603	47,090,000	$0.00044
February 23, 2015	$17,003	36,643,945	$0.00046
February 24, 2015	$9,488	20,447,291	$0.00046
February 26, 2015	$42,030	105,075,000	$0.0004
February 27, 2015	$26,880	56,000,000	$0.00048
March 2, 2015	$56,402	121,555,062	$0.00046
March 9, 2015	$33,900	47,518,166	$0.00071
March 10, 2015	$25,200	70,000,000	$0.00036
March 20, 2015	$10,000	18,181,818	$0.00006
March 31, 2015 Total	$498,686	805,966,265

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
April 1, 2015	$16,650	41,111,111	$0.00041
April 6, 2015	$10,000	20,964,361	$0.00048
April 8, 2015	$15,309	45,356,111	$0.00034
April 8, 2015	$20,001	45,454,545	$0.00044
April 9, 2015	$14,320	32,545,455	$0.00044
April 14, 2015	$10,000	23,696,682	$0.00042
April 16, 2015	$1,918	5,300,000	$0.00036
April 21, 2015	$10,000	25,974,026	$0.00039
April 29, 2015	$15,000	38,961,039	$0.00039
May 4, 2015	$5,083	13,146,439	$0.00039
May 12, 2015	$28,456	90,337,960	$0.00031
May 20, 2015	$20,199	94,764,514	$0.00021
May 20, 015	$17,240	78,363,636	$0.00022
May 27, 2015	$13,568	70,180,137	$0.00019
May 29, 2015	$15,000	88,235,295	$0.00017
June 11, 2015	$9,897	94,260,947	$0.00010
June 16, 2015	$14,100	117,500,000	$0.00012
June 16, 2015	$13,565	113,041,667	$0.00012
June 22, 2015	$7,415	123,583,333	$0.00006
June 22, 2015	$14,384	247,992,413	$0.00006
June 23, 2015	$7,752	129,200,000	$0.00006
June 30, 2015 Total	$279,857	1,539,969,671

The Company accounts for employee stock-based compensation in accordance with the guidance of ASC Topic 718: Compensation - Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.

The Company follows ASC Topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock options and warrants issued to consultants and other non-employees. In accordance with ASC Topic 505-50, these stock options issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the option, whichever can be more clearly determined.

During the year ended March 31, 2014, the Company granted 47,503,280 stock options to officers, directors, employees and consultants. During the year ended March 31, 2015, the Company granted 19,750,000 stock options to officers, directors, employees and consultants. During the period ended June 30, 2015, the Company granted 204,000,250 stock options to officers, directors, employees and consultants The options have been re-priced twice as follows: (1) Effective January 12, 2015, the Company approved the re-pricing of all 67,253,280 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $.0191984 per share and $0.30 per share, to $0.0017 per share which was the closing price of the Company’s common stock on January 9, 2015. All of the other terms of the options remained unchanged. (2) Effective April 6, 2015, the Company approved the re-pricing of all 271,253,530 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $.0008 per share and $0.0017 per share, to $0.0008 per share which was the closing price of the Company’s common stock on April 6, 2015. All of the other terms of the options remained unchanged. The Company revalued all existing options on January 12, 2015 and again on April 6, 2015 using the Black-Scholes option pricing model using the initial terms of the options and the modified terms of the options. The difference in the valuations was recorded as additional expense. The re-pricing of the options resulted in the recognition of an additional $50,448 on January 9, 2015 and an additional $9,316 on April 6, 2015 in related stock based compensation expense for those periods.

The following is a summary of the inputs used to determine the value of the options using the Black-Scholes option pricing model.

Date	September 6, 2013	February 7, 2014	March 14, 2014	May 7, 2014	July 23, 2014	October 6, 2014	April 6, 2015
Options	41,003,280	1,500,000	5,000,000	3,500,000	750,000	15,500,000	204,000,250
Stock price grant date	$0.02	$0.02	$0.30	$0.12	$0.069	$.0358	$0.0008
Initial Exercise price	$0.0191984	$0.0191984	$0.30	$0.12	$0.069	$0.0191984	$0.0008
Modified Exercise price	$0.0008	$0.0008	$0.0008	$0.0008	$0.0008	$0.0008	$0.0008
Expected life	10.00	10.00	10.00	10.00	10.00	5.0	5.0
Volatility	76%	74%	74%	73%	88%	101%	99%
Risk-free rate	2.94%	2.71%	2.65%	2.56%	2.53%	1.04%	1.31%
Calculated value	$663,307	$23,825	$1,182,141	$315,772	$45,109	$454,798	$120,778
Modified value	$694,250	$24,920	$1,189,569	$320,159	$45,927	$469,891	$120,778

The following is a summary of the option activity for the period April 1, 2013 through June 30, 2015:

	Number of options	Weighted average exercise price
Outstanding, April 1, 2013	-	$0.00
Granted	47,503,280	$0.0008
Exercised	-	-
Outstanding, March 31, 2014	47,503,280	$0.0008
Granted	19,750,000	$0.0008
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2015	67,253,280	$0.0008
Granted	204,000,250	$0.0008
Exercised	-	-
Expired	-	-
Outstanding, June 30, 2015	271,253,530	$0.0008

The Company has 37,503,000,000 common shares authorized with a par value of $ 0.001 per share.

The Company has 10,000,000 preferred shares authorized with a par value of $ 0.001 per share.

On July 18, 2013, the Company designated, from the 10,000,000 authorized shares of preferred stock, 6,000,000 shares of Series “A” Preferred Stock. The Series “A” Preferred Stock has voting rights of 100 votes per share and votes with common shares as a single class.

On July 18, 2013, the Company granted 6,000,000 Series “A” Preferred shares and 82,767,038 common shares for the intellectual property. The common and preferred shares were valued at a total of $123,973.

On July 19, 2013, our new officer/director agreed to cancel 500,255,434 common shares and returned them to treasury. Certain other shareholders also agreed to cancel 262,521,000 common shares.

On September 5, 2013, the Company increased the authorized common shares from 90,000,000 to 37,503,000,000. Correspondingly, the Company affirmed a forward split of 416.7 for 1 in which each shareholder was issued 416.7 common shares for each share held. All share and per share date included in these financial statements has been retrospectively adjusted to account for the stock split.

On October 29, 2013, the Company granted 250,000 units at $0.30 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.50 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On December 11, 2013, the Company granted 250,000 units at $0.30 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.50 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On March 10, 2014, the Company issued 83,334 units at $0.30 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.50 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

The following is a summary of the inputs used to determine the value of the warrants issued in connection with common stock using the Black-Scholes option pricing model.

Date	October 29, 2013	December 11, 2013	March 10, 2014
Warrants	250,000	250,000	83,334
Stock price on grant date	$0.30	$0.02	$0.02
Exercise price	$0.50	$0.50	$0.50
Expected life	1 year	1 year	1 year
Volatility	147%	64%	65%
Risk-free rate	0.12%	0.11%	0.13%
Calculated value	$10,473	$0	$0
Fair value allocation of proceeds	$7,381	$0	$0

On April 4, 2014, the Company issued 83,334 units at $0.30 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.50 and a one year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On April 24, 2014, the Company issued 1,000,000 units at $0.25 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.35 and a three year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On July 10, 2014, the Company issued 700,000 units at $0.043 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.15 and a three year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

On July 29, 2014, the Company issued 700,000 units at $0.05 per unit. Each unit consisted of 1 share of common stock and one common stock warrant with an exercise price of $0.15 and a three year term. The value of the warrants was derived by using the Black-Scholes valuation model. A summary of the valuation inputs is below.

The following is a summary of the inputs used to determine the value of the warrants issued in connection with common stock using the Black-Scholes option pricing model.

Date	April 4, 2014	April 24, 2014	July 10, 2014	July 29, 2014
Warrants	83,334	1,000,000	700,000	700,000
Stock price on grant date	$0.199	$0.252	$0.037	$0.037
Exercise price	$0.50	$0.35	$0.15	$0.15
Expected life	1 year	3 year	3 year	3 year
Volatility	113%	76%	119%	119%
Risk-free rate	0.12%	0.84%	0.96%	0.98%
Calculated value	$3,181	$104,416	$12,130	$12,102
Fair value allocation of proceeds	$2,822	$73,653	$8,637	$8,992

The following is a summary of the warrant activity for the years ended March 31, 2015 and 2014:

	Number of warrants	Weighted average exercise price
Outstanding, April 1, 2103	-	$0.00
Granted	583,334	$0.50
Exercised	-	-
Outstanding, March 31, 2014	583,334	$0.50
Granted	2,483,334	$0.24
Exercised	-	-
Outstanding, March 31, 2015	3,066,668	$0.29

On May 7, 2014, the Company granted 2,500,000 shares to a consultant for prior services rendered. The Company had accrued $300,000 for these services as of March 31, 2014.

On June 16, 2014, the Company issued 1,469,000 shares of common stock for stock deposits of $147,050. The Company had received the deposits during the year ended March 31, 2014.

On July 1, 2014, the Company granted 1,000,000 shares to a professional for prior legal services rendered. The Company had accrued $30,000 for these services as of June 30, 2014. The shares were valued on the grant date at the fair market value of $60,000 resulting in a loss on the issuance of shares of $30,000.

On October 6, 2014, the Company entered into an Asset Assignment Agreement (the “Assignment Agreement”) with Imagic, LLC, a related party, and its principals to acquire certain assets including a US Patent entitled “Compositions and methods of use of Phorbol Esters for the treatment of Hodgkin’s Lymphoma”, and all related intellectual property, inventions and trade secrets, data and clinical study results. In consideration for the intellectual property the Company issued 220,792,028 common shares. These shares were valued at a total of $7,904,355; however, since the asset was acquired from a related party the Company valued the asset at the cost of the asset to the related party, $82,120, and treated the excess value of $7,822,235 as a deemed dividend reducing additional paid in capital.

Also on October 6, 2014, the Board of Directors approved the issuance of 8,000,000 shares of common stock to the CEO and 4,000,000 shares of common stock to the Company’s attorney as bonuses. The shares were valued based on the closing stock price on the grant date for a total value of $429,600.

On November 19, 2015, the Company entered into an agreement with an unrelated vendor to provide six months of consulting services in exchange for 500,000 shares of common stock. The shares were valued based on the closing stock price on the grant date for a total value of $6,450. The entire contract was expensed as of March 31, 2015.

On August 13, 2014, the Company entered into an investment agreement with an investor to invest up to $4,000,000 to purchase the Company’s common stock. The price per share for each investment is determined by the lesser of: (1) 65% of the lowest traded price of the Company’s common stock during the ten consecutive trading days prior to the drawdown notice date or (2) 65% of the closing bid price on the day before the drawdown notice is submitted. During the year ended March 31, 2015, the Company issued 79,961,892 shares of common stock to this investor for total proceeds of $220,000.

During the year ended March 31, 2015, the Company received twenty-five conversion notices from various note holders. The Company issued the following common shares to satisfy the conversion of the following debt and interest:

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
September 22, 2014	$12,000	550,459	$0.0218
October 1, 2014	$12,000	648,649	$0.0185
October 8, 2014	$9,000	505,618	$0.0178
October 16, 2014	$6,000	454,545	$0.0132
October 29, 2014	$15,000	1,250,000	$0.0120
November 3, 2014	$10,000	819,672	$0.0122
November 7, 2014	$12,000	1,188,119	$0.0101
November 19, 2014	$18,120	2,831,250	$0.0064
December 8, 2014	$15,000	3,488,372	$0.0043
December 15, 2014	$12,000	4,285,714	$0.0028
December 26, 2014	$17,200	7,478,261	$0.0023
February 11, 2015	$29,900	74,750,000	$0.0004
February 12, 2015	$17,333	37,356,055	$0.00046
February 13, 2015	$17,894	37,280,000	$0.00048
February 15, 2015	$35,730	73,924,324	$0.00048
February 17, 2015	$17,003	36,643,945	$0.00046
February 23, 2015	$20,603	47,090,000	$0.00044
February 23, 2015	$17,003	36,643,945	$0.00046
February 24, 2015	$9,488	20,447,291	$0.00046
February 26, 2015	$42,030	105,075,000	$0.0004
February 27, 2015	$26,880	56,000,000	$0.00048
March 2, 2015	$56,402	121,555,062	$0.00046
March 9, 2015	$33,900	47,518,166	$0.00071
March 10, 2015	$25,200	70,000,000	$0.00036
March 20, 2015	$10,000	18,181,818	$0.00006
Total	$498,686	805,966,265

The Company accounts for employee stock-based compensation in accordance with the guidance of ASC Topic 718: Compensation - Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values.

The Company follows ASC Topic 505-50, formerly EITF 96-18, “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock options and warrants issued to consultants and other non-employees. In accordance with ASC Topic 505-50, these stock options issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the option, whichever can be more clearly determined.

During the year ended March 31, 2014, the Company granted 47,503,280 stock options to officers, directors, employees and consultants. During the year ended March 31, 2015, the Company granted 19,750,000 stock options to officers, directors, employees and consultants. Effective January 12, 2015, the Company approved the re-pricing of all 67,253,280 previously granted options under the Company’s 2013 Equity Incentive Plan, which had exercise prices between $.0191984 per share and $0.30 per share, to $0.0017 per share which was the closing price of the Company’s common stock on January 9, 2015. All of the other terms of the options remained unchanged. The Company revalued all existing options on January 12, 2015 using the Black-Scholes option pricing model using the initial terms of the options and the modified terms of the options. The difference in the valuations was recorded as additional expense. The re-pricing of the options resulted in the recognition of an additional $50,448 in related stock based compensation expense for the year ending March 31, 2015.

The following is a summary of the inputs used to determine the value of the options using the Black-Scholes option pricing model.

Date	September 6, 2013	February 7, 2014	March 14, 2014	May 7, 2014	July 23, 2014	October 6, 2014
Options	41,003,280	1,500,000	5,000,000	3,500,000	750,000	15,500,000
Stock price grant date	$0.02	$0.02	$0.30	$0.12	$0.069	$.0358
Initial Exercise price	$0.0191984	$0.0191984	$0.30	$0.12	$0.069	$0.0191984
Modified Exercise price	$0.0017	$0.0017	$0.0017	$0.0017	$0.0017	$0.0017
Expected life	10.00	10.00	10.00	10.00	10.00	5.0
Volatility	76%	74%	74%	73%	88%	101%
Risk-free rate	2.94%	2.71%	2.65%	2.56%	2.53%	1.04%
Calculated value	$663,307	$23,825	$1,182,141	$315,772	$45,109	$454,798
Modified value	$689,033	$24,737	$1,188,971	$319,750	$45,840	$467,069

The following is a summary of the option activity for the years ended March 31, 2015 and 2014:

	Number of options	Weighted average |exercise price
Outstanding, April 1, 2013	-	$0.00
Granted	47,503,280	$0.0017
Exercised	-	-
Outstanding, March 31, 2014	47,503,280	$0.0017
Granted	19,750,000	$0.0017
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2015	67,253,280	$0.0017